Annual Total Returns [BarChart] - TCW High Yield Bond Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(0.80%)
Annual Return 2012	13.92%
Annual Return 2013	5.49%
Annual Return 2014	3.68%
Annual Return 2015	0.60%
Annual Return 2016	8.06%
Annual Return 2017	6.28%
Annual Return 2018	none
Annual Return 2019	12.98%
Annual Return 2020	10.02%